Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Property Plant and Equipment

(In thousand Euros)	Leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at January 1, 2021	2,036	922	1,478	986	5,422

Additions	10,178	1,900	8,030	838	20,946
Disposals	(75)	(5)	—	—	(80)
Transfers	804	127	86	(986)	31
Depreciation for the year	(320)	(299)	(427)	—	(1,046)
Translation differences	—	1	—	—	1

Balance at December 31, 2021	12,623	2,646	9,167	838	25,274

Additions	7,105	1,542	27,443	172	36,262
Disposals	—	—	—	—	—
Business Combination	—	126	1,441	—	1,567
Transfers	640	18	180	(838)	—
Depreciation for the year	(1,693)	(525)	(2,781)	—	(4,999)
Translation differences	—	2	(228)	—	(226)

Balance at December 31, 2022	18,675	3,809	35,222	172	57,878

Cost
At December 31, 2020	2,177	1,038	1,755	986	5,956

At December 31, 2021	13,084	3,061	9,871	838	26,854

At December 31, 2022	20,829	4,749	38,707	172	64,457

Accumulated depreciation
At December 31, 2020	(140)	(117)	(277)	—	(534)

At December 31, 2021	(460)	(416)	(704)	—	(1,580)

At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)